Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transaction included within interest expense:
Interest expenses on promissory notes issued to relatives of the Chairman & Chief Executive Officer of the Company	$ 79,171	$ 74,780	$ 157,963	$ 149,562	$ 321,626	$ 299,126	$ 299,125
Interest expense on lines of credit payable to the Chairman & Chief Executive Officer of the Company and his spouse	363,001	338,895	719,455	672,145	1,365,967	1,287,822	1,202,250
Interest expense related to the modification of stock options held by the Chairman and Chief Executive Officer of the Company and his spouse related to financing provided		1,085,371		1,085,371	1,085,371
Stock based compensation related to stock options granted to the Chairman and Chief Executive Officer for increasing the borrowing limit on the line of credit available to the Company					2,158,441
Related party transactions including within selling, general and administration expenses:
Consulting fees to the Chairman & Chief Executive Officer of the Company accrued on the line of credit available to the Company	62,400	47,400	124,800	94,800	189,600	189,600	189,600
Stock options granted to four members of the Board of Directors of the Company		505,832		770,421	770,421		70,489
Selling, general and administration expense related to the modification of stock options to three members of the Board of Directors		799,625		799,625	29,204
Related party transactions included within product development expenses
Consulting fees to a relative of the Chairman and Chief Executive Officer of the Company	$ 30,000	$ 60,000	$ 60,000	$ 60,000	$ 120,000